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                                THE GALAXY FUND

                      RETAIL A SHARES AND RETAIL B SHARES
                   OF THE SHORT-TERM BOND FUND, INTERMEDIATE
               GOVERNMENT INCOME FUND AND HIGH QUALITY BOND FUND

                         SUPPLEMENT DATED JULY 1, 1999
                     TO PROSPECTUS DATED FEBRUARY 28, 1999

SALES CHARGE WAIVERS

    The fourth paragraph under the heading "How to invest in the Funds--How sales charges work-- Retail A Shares" on pages 16-17 of the Prospectus is revised to read as follows:

    There's no sales charge when you buy Retail A Shares if:

    - You buy shares by reinvesting your dividends and distributions.

    - You were a Galaxy shareholder before December 1, 1995.

    - You buy shares for a 401(k) or SIMPLE IRA retirement account.

    - You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

    - You're an investment professional who places trades for your clients and charges them a fee.

    - You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
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                                   THE GALAXY FUND

                         RETAIL A SHARES AND RETAIL B SHARES
                            OF THE ASSET ALLOCATION FUND,
                                 EQUITY INCOME FUND,
                               GROWTH AND INCOME FUND,
                               STRATEGIC EQUITY FUND,
                                 EQUITY VALUE FUND,
                                 EQUITY GROWTH FUND,
                             INTERNATIONAL EQUITY FUND,
                              SMALL CAP VALUE FUND AND
                              SMALL COMPANY EQUITY FUND

                            SUPPLEMENT DATED JULY 1, 1999
                        TO PROSPECTUS DATED FEBRUARY 28, 1999

SALES CHARGE WAIVERS

    The fourth paragraph under the heading "How to invest in the Funds--How sales charges work-- Retail A Shares" on pages 34-35 of the Prospectus is revised to read as follows:

    There's no sales charge when you buy Retail A Shares if:

    - You buy shares by reinvesting your dividends and distributions.

    - You were a Galaxy shareholder before December 1, 1995.

    - You buy shares for a 401(k) or SIMPLE IRA retirement account.

    - You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999.

    - You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

    - You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

    - You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).

    - You're an investment professional who places trades for your clients and charges them a fee.

    - You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.